Risk Management and Derivative Instruments - Schedule of Gains and Losses Related to Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Gain (Loss) on Derivative Instruments, Net, Pretax [Abstract]
(Gain) loss on commodity derivative instruments	$ 11,580	$ (29,556)	$ (29,294)	$ (34,905)
Interest expense, net	104,928	41,994	69,250	33,238
Commodity contracts [Member]
Gain (Loss) on Derivative Instruments, Net, Pretax [Abstract]
(Gain) loss on commodity derivative instruments	11,580	(29,556)	(29,294)	(34,905)
Interest rate derivatives [Member]
Gain (Loss) on Derivative Instruments, Net, Pretax [Abstract]
Interest expense, net	$ 1,157	$ 69	$ (239)	$ 5,582